Commitments and Contingencies (Details) - USD ($) $ in Thousands					1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2019	Nov. 07, 2018	Feb. 12, 2018	Jul. 06, 2017	Apr. 17, 2019	Mar. 31, 2019	Jan. 29, 2019	Nov. 07, 2018	Dec. 20, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Legal settlement alleging claim, description				On April 17, 2019, the Company entered into a settlement agreement (the "SVS Settlement Agreement") with Comdata, Inc. d/b/a Stored Value Solutions ("SVS") whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. As of December 31, 2019, the Company paid $25 the stipulated amount in accordance with the SVS Settlement Agreement.					Even though the Company made the agreed payment of $10 on January 2, 2017 and issued 12,002 shares as conversion of the $70 note as agreed in the settlement agreement, the Plaintiff alleges damages which the Company claims are without merit because they received full compensation as agreed.
Reimbursement of attorneys fees and costs			$ 528
Monthly rental payments of lease												$ 6			$ 6
Future guaranteed payments under lease																$ 5
Lease expiration date												Nov. 01, 2019		Nov. 01, 2019
Unspecified damages						$ 1,053
Claim for related party									$ 473
Settlement agreement description					The Company entered into a settlement agreement (the “SVS Settlement Agreement”) with Comdata, Inc. d/b/a Stored Value Solutions (“SVS”) whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. On February 13, 2020, the Company completed the payments in accordance with the SVS Settlement Agreement and the case was dismissed.
Repayments									$ 10
Services provided to subsidiary amount		$ 50								$ 208	$ 230	$ 385	$ 467	$ 808	$ 74,177
New claimed damages totaling							$ 1,108
Commitments and contingencies description	The Demand originated from a Demand for Arbitration that Secure IP received from VoIP Capital International (“VoIP”) in March 2019, demanding $1,053 in damages allegedly caused by unpaid receivables that Limecom assigned to VoIP based on the RCS. On June 5, 2020, Secure IP Telecom, Inc. (“SecureIP”) filed a complaint against Limecom, Inc., (“Limecom”), Heritage Ventures Limited (“Heritage”), an unrelated third party and owner of Limecom, and the Compasny. The complaint primarily concerns alleged indebtedness owed SecureIP by Limecom. SecureIP also alleges that Cuentas received certain transfers of funds which it alleges may be an avoidable transfer under Florida Statute §725.105 up to $1,053. Cuentas is contemplating filing a motion to dismiss the complaint and disputes that it received the alleged $1,053 from Limecom. Moreover, to the extent Cuentas has exposure for any transfers from Limecom, both Limecom and Heritage have indemnified Cuentas for any such liability. The Company will vigorously defend its position to be removed as a named party in this action due to the fact that Cuentas rescinded the Limecom acquisition on January 30, 2019.						The Company was served with a complaint by J.P. Carey Enterprises, Inc., ("JP Carey") which was filed in Fulton County, Georgia claiming similar issues as to the previous complaint, with the new claimed damages totaling $1,108. JP Carey and the Company filed a motion for a summary judgement. On June 23, 2020, the case was transferred to the Business Court at the request of the Superior Court Judge previously assigned to the case. Judge Ellerbe from the Business Court has been assigned as the new judge. On June 29, 2020, the Business Court held a status conference to review the status of the case, the pending motions, and to set a case schedule. At the status conference, the Court indicated that it would review the pending cross-motions for summary judgment and the Company's motion to strike JP Carey's late-disclosed expert and contact the parties about setting an oral hearing on both motions at a later date. The Company is defending its position vigorously.
IDT Domestic Telecom, Inc [Member]
Commitments and Contingencies (Textual)
Claim for related party								$ 50